Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Nov. 04, 2021	Oct. 15, 2021	Mar. 08, 2021	Nov. 18, 2021	Oct. 27, 2021
Subsequent Events (Details) [Line Items]
Installments amount					$ 200
Stock purchase option description				(i) 1,600,000 shares of common stock of the Company for a total aggregate price of $160.00, or $0.0001 per share (the “Purchase Shares”) and (ii) in exchange for an aggregate purchase price of $13,840, an option (the “Option”) to purchase, from time to time, up to an additional 138,400,000 shares of common stock of the Company (“Option Shares”). The Option is exercisable at a per share exercise price of, for the first 18,400,000 Option Shares, $0.0001, and $0.05833 for the remaining Option Shares (the “Option Price”). Mayer’s option to purchase the Option Shares under the Purchase Agreement shall expire on November 18, 2023, and its right to acquire any of the Option Shares is subject to limitation so that at no time may Mayer beneficially own more than 4.99% (or 9.99% under certain circumstances) of the total issued and outstanding shares of Company common stock. The Option Price is subject to adjustments upon the occurrence of certain events as more fully described in the Purchase Agreement.
Restricted common shares (in Shares)	315,000
Legacy Tech Partners, LLC (LTP) [Member]
Subsequent Events (Details) [Line Items]
Convertible debt			$ 375
Senior secured convertible debenture, description			The Debenture accrues interest at a rate of 10% and is due on the earlier of the occurrence of certain liquidity events with respect to the Company and March 8, 2022. The Debenture may be converted at any time after the issue date into shares of the Company’s Common Stock (the “Conversion Shares”) at a price equal to $0.05 per share. Together with each Conversion Share a warrant will be issued with a strike price of $0.05 per share and an expiration date of March 8, 2026 (the “Warrants”). LTP has an obligation to lend the Company an additional $625 thousand under the same terms prior to March 31, 2022, and an option to fund an additional $4 million under the same terms prior to March 8, 2024. LTP also has the option to extend the maturity date of each loan it makes to the Company, including the initial loan of $375 thousand for a term not to exceed four years from the original maturity date of that loan. Net proceeds were $314 thousand after legal fees related to the transaction. The Debenture is secured by a lien on all the Company’s assets. The Company’s U.S. subsidiaries entered into Guaranties on March 9, 2021 in favor of LTP under which such subsidiaries guaranteed the Company’s obligations under the Debenture and granted LTP a lien on all assets of such subsidiaries. The use of proceeds from the Debenture will be to extinguish liabilities of the Company and to fund the development of the EdTech (as defined above) business. The Warrants will not be listed for trading on any national securities exchange. The Warrants and the shares issuable upon conversion of the Debenture are not being registered under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate number of shares issuable upon conversion of the Debenture and upon the exercise of the Warrants may not exceed 19.9% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares upon conversion of the Debenture and the exercise of the Warrants.
NCW, LLC [Member]
Subsequent Events (Details) [Line Items]
Purchase of common stock shares (in Shares)		20,000,000
Aggregate price		$ 2,000
Additional common stock shares purchase		$ 120,000
Price per share (in Dollars per share)		$ 0.05833
Senior secured convertible note, percentage		10.00%
Convertible debt		(i) $100 thousand not later than October 15, 2021 and (ii) $100 thousand not later than November 15, 2021 and (iii) $100 thousand not later than December 15, 2021. LTP timely funded the first $100 thousand installment on October 15, 2021.
NCW, LLC [Member] | Option [Member]
Subsequent Events (Details) [Line Items]
Aggregate price		$ 12
Board [Member]
Subsequent Events (Details) [Line Items]
Restricted common shares (in Shares)	315,000,000